Income from voyages and related services (Tables)	12 Months Ended
Dec. 31, 2024
Income from voyages and related services
Schedule of income from voyages and related services

	2024	2023	2022
	US $ in millions
Freight revenues from containerized cargo:
Pacific	3,920.1	1,779.1	5,504.2
Cross-Suez	864.5	491.3	1,528.5
Atlantic	687.8	636.3	1,231.3
Intra-Asia	762.9	616.6	1,945.9
Latin America	845.8	425.0	742.3
	7,081.1	3,948.3	10,952.2

Freight revenues from non-containerized cargo (mostly related to vehicle shipping services)	497.0	534.5	308.4

Other revenues (*)	849.3	679.4	1,301.0
	8,427.4	5,162.2	12,561.6

(*) Mainly demurrage, related services and other value-added services.